Deferred income taxes (Tables)	12 Months Ended
Dec. 31, 2021
Major components of tax expense (income) [abstract]
Schedule of Reconciliation of Total Tax Recovery

The effective rate on the Corporation’s loss before income tax differs from the expected amount that would arise using the statutory income tax rates. A reconciliation of the difference is as follows:

	2021	2020
	$	$
	(Recast – note 2)

Loss before income taxes (recast – note 2)	(36,589)	(26,059)

Income tax rate	28.50%	28.50%

	(10,428)	(7,427)
Effect on income taxes of:
Non-deductible share-based compensation	650	343
Unrecognized temporary differences	9,749	7,055
Other non-deductible items	29	29

Income tax recovery	–	–

Schedule of Deferred Income Tax

The significant components of the Corporation’s deferred income tax are as follows:

	2021	2020
	$	$
(Recast – note 2)
Deferred income tax liabilities:
Intangibles	–	–

Deferred income tax assets:
Non-capital losses	–	–

Net deferred income tax liability	–	–

Schedule of Balance of Temporary Differences for Deferred Income Tax Asset Recognized

The following reflects the balance of temporary differences for which no deferred income tax asset (liability) has been recognized:

	2021	2020
	$	$
	(Recast – note 2)
Non-capital losses	108,935	82,124
SR&ED expenditures	39,072	29,460
Non-refundable investment tax credits	5,189	5,053
Deductible share issuance costs	4,829	3,151
Long-term debt	18,248	6,707
Lease obligation	395	272
Property and equipment	78	(178)

Schedule of Non-Capital Losses

As at December 31, 2021, the Corporation had approximately $109,107 in losses available to reduce future taxable income. The benefit of these losses has not been recorded in the accounts as realization is not considered probable. These losses may be claimed no later than:

$
For the year ending December 31, 2025	782
2026	861
2027	1,150
2028	1,385
2029	516
2030	2,066
2031	3,982
2032	3,216
2033	3,443
2034	2,879
2035	4,389
2036	4,014
2037	7,441